Liability related to sales of future royalties and sales milestones, net	3 Months Ended
Mar. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Liability related to sales of future royalties and sales milestones, net	Liability related to future royalties and sales milestones, net
On November 6, 2021, the Company concurrently entered into the following agreements with BXLS V - Autobahn L.P, ("Blackstone"): (i) Strategic Collaboration Agreement (the “Blackstone Collaboration Agreement"), (ii) Securities Purchase Agreement (the “Blackstone Securities Purchase Agreement”), (iii) Warrant Agreement (the “Blackstone Warrant”) and (iv) a Registration Rights Agreement (the “Blackstone Registration Rights Agreement”). The Blackstone Collaboration Agreement, the Blackstone Securities Purchase Agreement, the Blackstone Warrant and the Blackstone Registration Rights Agreement are collectively referred to as the "Blackstone Agreements". The Blackstone Agreements were entered into and in contemplation of one another and, accordingly, the Company assessed the accounting for the Blackstone Agreements in the aggregate. For further details on the terms and accounting treatment considerations for these contracts, please refer to following notes to the Company's consolidated financial statements contained in the Company's Annual Report:
•Note 8, “Liability related to future royalties and sales milestones, net”
•Note 9, "Warrants"
•Note 10, "Shareholders' equity"
In November 2021, the upfront payment of $50 million was paid by Blackstone upon execution of the Blackstone Collaboration Agreement. In December 2022, two Blackstone Development Payments were paid by Blackstone of $35 million each as a result of (i) the joint steering committee’s review of Autolus’ interim analysis of pivotal FELIX Phase 2 clinical trial of obe-cel in relapsed/refractory (r/r) adult Acute Lymphoblastic Leukemia (ALL) and (ii) achievement of a pre-agreed manufacturing milestone as a result of completion of planned activities demonstrating the performance and qualification of the Company’s obe-cel’s manufacturing process. The remaining $30 million will be payable to the Company on the achievement on certain specified regulatory milestones. The Company considers the regulatory approval as probable when actually achieved.
The carrying amount of the Blackstone Collaboration Agreement liability is based on the Company’s estimate of the future royalties and sales milestones to be paid to Blackstone and the Blackstone Development payment to be received over the life of the arrangement as discounted using an effective interest rate. The excess estimated present value of future royalties and sales milestone payments over the initial carrying amount and future Blackstone Development Payments received, is recognized as a cumulative catch-up method within interest expense using the initial effective interest rate. The imputed rate of interest on the unamortized portion of the Blackstone Collaboration Agreement liability was approximately 15.80% as of March 31, 2023 and December 31, 2022, respectively.
On a quarterly basis, the Company assesses the amount and timing of expected royalty and sales milestone payments using a combination of internal projections and forecasts from external sources. To the extent the present value of such payments are greater or less than its initial estimates or the timing of such payments is materially different than its original estimates, the Company will adjust the amortization of the Blackstone Collaboration Agreement liability using the catch-up method. During the three months ended March 31, 2023, there have been no changes to the estimates used in the determination of the carrying amount of the Blackstone Collaboration Agreement liability.
There are a number of factors that could materially affect the probability, amount and timing of royalty and sales milestone payments to be made by the Company and Blackstone Development payment to be received from Blackstone, respectively, most of which are not within the Company’s control. The Blackstone Collaboration Agreement liability is recognized using significant unobservable inputs. These inputs are derived using internal management estimates developed based on third party data and reflect management’s judgements, current market conditions surrounding competing products, and forecasts. The significant unobservable inputs include regulatory approvals, estimated patient populations, estimated selling price, estimated sales, estimated peak sales and sales ramp, timing of the expected launch and its impact on the royalties as well as the overall probability of a success.
The following table shows the activity within the liability related to future royalties and sales milestones, net for the three months ended March 31, 2023 (in thousands):

Liability related to future royalties and sales milestones, net

Balance at December 31, 2022	$125,900
Non-cash interest expense on liability related to future royalties and sales milestones	4,905
Balance at March 31, 2023	$130,805
The following table shows the activity within the liability related to future royalties and sales milestones, net for the three months ended March 31, 2022 (in thousands):

Liability related to future royalties and sales milestones, net

Balance at December 31, 2021	$47,016
Non-cash interest expense on liability related to future royalties and sales milestones	1,790
Balance at March 31, 2022	$48,806